Other Income, Net	12 Months Ended
Mar. 31, 2026
Other Income, Net [Abstract]
Other income, net

13. Other income, net

Other income, net consist of the following:

	Year ended March 31,
	2024	2025	2026
(Loss) gain on disposal of property, plant and equipment, net	$(74)	$38	$29
Foreign exchange (loss) gain, net	(13)	111	(590)
(Provision for) reversal of credit losses, net	(76)	67	(2)
Others	546	735	379
Other income (expense), net	$383	$951	$(184)